[FLAGS FROM                          [API LOGO]
DIFFERENT COUNTRIES]
                                     May 31, 1998

                                     ANNUAL REPORT


                                     GROWTH FUND
                                     CAPITAL INCOME FUND
                                     MULTIPLE INDEX TRUST
                                     YORKTOWN CLASSIC VALUE TRUST
                                     TREASURIES TRUST

[API LOGO]


                           CONTENTS



      Letter to Shareholders                    1

      Growth Fund
        Performance                             3
        Investments                             4
        Financial Statements                    6
        Report of Independent Accountants      13

      Capital Income Fund
        Performance                            14
        Investments                            15
        Financial Statements                   16
        Report of Independent Accountants      23

      Multiple Index Trust
        Performance                            24
        Investments                            25
        Financial Statements                   26
        Report of Independent Accountants      32

      Yorktown Classic Value Trust
        Performance                            33
        Investments                            34
        Financial Statements                   35
        Report of Independent Accountants      43

      Treasuries Trust
        Performance                            44
        Investments                            45
        Financial Statements                   46
        Report of Independent Accountants      52

[API LOGO]




Dear Fellow Shareholders:

We are pleased to provide you with combined annual reports for the API Trust Growth Fund, Capital Income Fund, Multiple Index Trust, Treasuries Trust and the Yorktown Classic Value Trust for their fiscal years ended May 31, 1998.

The following table summarizes key statistics for the shares of each fund, as of May 31, 1998:



                                       6 Month         12 Month
                                    Total Return     Total Return
                                   --------------   -------------
  Growth Fund                           10.37%          18.39%
  Capital Income Fund                   12.45%          25.30%
  Multiple Index Trust                  11.77%          11.99%*
  Yorktown Classic Value Trust           8.53%          13.02%
  Treasuries Trust                       5.31%           9.33%*

       *Returns are since inception on July 2, 1997 through May 31, 1998

As we look back over the last twelve months, the continued prosperity of the United States and western Europe has created significant investment opportunities. In these areas of the world we continue to see low interest rates, very high returns on equity and investments, strong real growth, stable currencies, and best of all, stock markets that are liquid and very efficient in disclosing the realistic value of their stocks. During the past year we have also seen several large companies buying back their stock, indicating management believes their stock represents a good long term value and does not perceive it as being overpriced.

Despite much positive news, this period has been punctuated by pockets of volatility. One such period followed the financial turmoil in Asia last fall. As we write this letter we are experiencing another healthy consolidation in the financial markets. Though they can have an unsettling effect on short term performance, we continue to view these periods of market correction as healthy and necessary, giving us opportunities to buy selective equity investments at attractive prices.


Strategies Affecting Fiscal Year 1998 Results: Growth Fund, Capital Income Fund and Multiple Index Trust

During the fiscal year there was much reshuffling of financial assets as investments sailed into positive market environments or fled those areas that were under stress. General economic conditions were most favorable in Europe and the U.S., with continuing problems in Southeast Asia and the emerging markets in South America and the Pacific Rim.

The financial markets are never constant in their direction nor are they without surprises. No matter where events take place, good news and bad news are showing an increased tendency to unsettle and change the direction of markets around the world. During these reactions to short term news, it is often easy to overlook the long term focus that investors must have to be successful without taking unnecessary risk. We believe our broad diversification and attention to global economic conditions has again proved its value to our investors.

The Growth Fund, Capital Income Fund and Multiple Index Trust each relies heavily on unembellished International Monetary Fund data to help identify value around the world, and those areas of the global marketplace to avoid. Growth in domestic product, low inflation, favorable interest rates and currency strength are all factors we consider when determining which countries we will emphasize or de-emphasize in our portfolios. We interact in a cooperative spirit with the management companies of the underlying funds we choose (using Lipper Analytics and other research), while quantitative and qualitative data helps us estimate the value of companies within each market.

As we write this letter we continue to be overweighted in the U.S. and Europe, while avoiding the Pacific Rim and those emerging markets where we continue to see trouble.

We are proud of our improving long term performance and the recognition we are receiving in the financial press. Our global diversification strategy has earned us a place on the very prestigious list of Kiplinger's best performing funds for 1, 3 and 10 year periods for the Capital Income Fund and Growth Fund. Since its inception in July 1997, our no-load Multiple Index Trust has consistently outperformed the Dow Jones World Index, growing from its initial share price of $10.00 to $11.04 at fiscal year end.


Strategies Affecting Fiscal Year 1998 Results: Yorktown Classic Value Trust

Large capitalization domestic stocks again performed well for the year ended May 31, 1998. The fund's results benefited from positive performance in the majority of its value-oriented holdings. Exceptional returns were achieved in the pharmaceutical sector, where we owned the three leaders (Merck, Bristol Myers Squibb, and Pfizer), and in the financial sector (Fannie Mae, Chase Manhattan Bank and Morgan Stanley Dean Witter Discover). Significant gains were also posted in our basic industry sectors, which included large positions in Norfolk Southern (Transportation), PPG (Chemicals) and General Electric (Electrical Equipment). Each of the securities held by the Yorktown Classic Value Trust is a recognized leader in its industry group and currently undervalued relative to the broad market averages and its peers.


Strategies Affecting Fiscal Year 1998 Results: Treasuries Trust

The Federal Reserve Board, though ultimately consistent, continues to keep financial markets off balance as industry professionals try to anticipate policy moves that are not coming to fruition. Again and again, the Fed opts to keep interest rates at current levels until there is a significant movement in consumer prices. This environment has been very positive for the Treasuries Trust.

We are very pleased that investors within the Treasuries Trust have received one of the highest rates of return in U.S. Treasury products -- and that these results have been achieved using pure Treasury investments. We have not compromised the quality of the portfolio with the use of derivatives or any other synthetic investment.

Our domestic economy now appears to be slowing. It makes sense that after such a long and unprecedented growth period the economy should begin settling down to somewhat lower growth numbers. We believe the Federal Reserve Board will continue to favor a policy which keeps interest rates on the short term as low as possible, helping to fuel a continued positive growth trend. All of these factors bode well for the Treasuries Trust.


Going forward

We believe this period of extraordinary returns in the U.S. and European financial markets should be viewed as an outgrowth of the actual success of the underlying companies within these markets. We do not believe these markets are overpriced. In fact, we believe there is significant opportunity for investors who have at least a two- to five-year time horizon. Many world stock markets have underperformed the 12-14% annualized rates of return that today's environment makes it reasonable to expect. As a result, we see significant opportunities as we enter the second half of 1998.

As we continue our efforts to provide quality investment services we want to offer a special welcome to the new shareholders who have invested in the Multiple Index Trust and the Treasuries Trust. These new funds are designed to work in concert with the Growth Fund, Capital Income Fund and Yorktown Classic Value Trust to achieve improving long term performance while keeping volatility in check.

PricewaterhouseCoopers LLP, independent auditors of API Trust's mutual funds, have completed their annual examination, and audited financial statements for the fiscal year ended May 31, 1998 accompany this report.

Thank you for your continued confidence. We look forward to the future with your support.

Best regards.


/S/ David D. Basten
-------------------
David D. Basten
President

                         [GROWTH GRAPH FROM M. SAVAGE]

                                GROWTH      MSCI      CPI
                      DATE     FD VALUE    VALUE     VALUE
                      ----     --------  --------   --------
                    31-May-88   10,000    10,000     10,000
                    31-May-89   12,397    11,420     10,536
                    31-May-90   12,816    12,242     10,996
                    31-May-91   14,554    12,396     11,540
                    31-May-92   15,268    12,615     11,899
                    31-May-93   17,258    14,438     12,272
                    31-May-94   18,742    15,903     12,553
                    31-May-95   20,856    17,643     12,953
                    31-May-96   25,242    20,883     13,318
                    31-May-97   27,342    24,551     13,626
                    31-May-98   32,375    29,728     13,855

                        AMERICAN PENSION INVESTORS TRUST
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                  May 31, 1998





                                                 Shares              Value
                                            ----------------   ----------------
CLOSED-END FUNDS -- 0.79%
John Hancock Bank & Thrift
   Opportunity Fund                               51,200       $ 611,200
                                                               ---------
Total closed-end funds (cost $656,000)                           611,200
                                                               ---------
MUTUAL FUNDS -- 99.21%
Capital Appreciation Funds --  1.43%
Oppenheimer Quest Value Fund, Inc.
   Class A                                        43,069         972,930
Putnam Voyager Fund, Inc.                          6,018         126,516
                                                               ---------
                                                               1,099,446
                                                               ---------
Emerging Markets Funds -- 4.09%
Delaware Group Global & International
   Funds, Inc. Emerging Markets Class A           49,407         437,253
Pioneer Emerging Markets Fund Class A             70,866         904,259
SSGA Emerging Markets Fund                       100,139         956,330
Templeton Developing Markets Trust                72,452         849,867
                                                               ---------
                                                               3,147,709
                                                               ---------
Equity Income Funds -- 2.82%
Delaware Group Decatur Total Return
   Fund Class A                                   50,175         969,894
Kemper-Dreman High Return Fund
   Class A                                        14,701         506,322
Pioneer Growth Trust Equity Income
   Fund Class A                                   24,673         692,351
                                                               ---------
                                                               2,168,567
                                                               ---------
European Region Funds -- 10.59%
Alliance New Euope Fund, Inc.                     46,430       1,025,176
Kemper Europe Fund Class A                        47,489         747,490
Mutual Series Fund, Inc. European Fund           168,417       2,615,525
Pioneer Europe Fund Class A                       68,991       2,430,556
Vanguard International Equity Index
   Fund, Inc. European Portfolio                  52,891       1,334,447
                                                               ---------
                                                               8,153,194
                                                               ---------
Financial Services Funds -- 8.52%
Davis Series, Inc. Financial Fund
   Class A                                       126,218       3,513,920
John Hancock Freedom Regional Bank
   Fund Class A                                   54,205       3,051,252
                                                               ---------
                                                               6,565,172
                                                               ---------


                                                 Shares              Value
                                            ----------------   ----------------
Global Funds -- 0.43%
Oppenheimer Global Fund, Inc.                      7,206       $ 331,851
                                                               ---------
Growth Funds -- 9.75%
AIM Funds Group Value Fund Class A                18,186         660,548
Bear Stearns Large Cap Value Fund
   Class A                                        16,234         341,565
Davis New York Venture Fund Class A               45,748       1,099,790
Guardian Park Avenue Fund, Inc.                   24,099       1,229,788
Hilliard Lyons Growth Fund, Inc.                   9,966         309,469
Legg Mason Value Trust - Navigator
   Class                                          22,578       1,175,209
Longleaf Partners Fund                            40,694       1,215,538
Vanguard Index Trust Total Stock
   Market Portfolio                               58,783       1,476,635
                                                               ---------
                                                               7,508,542
                                                               ---------
Growth and Income Funds -- 11.67%
ASM Fund, Inc.                                    30,089         594,262
Kemper-Dreman Contrarian Fund
   Class A                                        22,768         495,674
Principal Preservation Dividend
   Achievers Portfolio                            10,752         294,406
Principal Preservation S&P 100 Plus
   Portfolio                                      48,906       1,520,509
SSGA Matrix Equity Fund                          134,653       2,465,512
Vanguard Index Trust Value Portfolio              21,346         485,431
Vanguard Quantitative Portfolios, Inc.            37,362       1,087,626
Vista Mutual Fund Group Growth &
   Income Fund                                    15,033         686,896
Washington Mutual Investors Fund, Inc.            40,543       1,359,821
                                                               ---------
                                                               8,990,137
                                                               ---------

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, Continued
                                  May 31, 1998





                                            Shares        Value
                                          ---------- --------------
Health/Biotechnology Funds -- 1.33%
Eaton Vance Worldwide Health
   Sciences Fund Class A                    68,352    $ 1,022,556
                                                      -----------
International Funds -- 9.29%
Euro Pacific Growth Fund                    37,327      1,102,650
Ivy International Fund Class A              65,968      2,863,672
Munder International Equity Fund
   Class A                                  64,691        977,484
Phoenix Multi-Portfolio Fund
   International Portfolio Class A          40,599        680,856
Sentinel Group Funds, Inc. World Fund       52,493        994,226
Templeton Foreign Fund, Inc.                50,734        538,797
                                                      -----------
                                                        7,157,685
                                                      -----------
Latin American Funds -- 0.55%
BT Investment Funds Latin America
   Equity Fund                              32,594        426,988
                                                      -----------
Mid-Cap Funds -- 3.17%
Principal Preservation Select Value
   Portfolio                                22,238        292,439
Vanguard Index Trust Extended Market
   Portfolio                                65,627      2,149,312
                                                      -----------
                                                        2,441,751
                                                      -----------
Pacific Region Funds -- 1.20%
Colonial Trust VII Newport Tiger Fund
   Class A                                 132,207        925,449
                                                      -----------
S&P 500 Index Objective
   Funds -- 15.39%
Federated Index Trust Max-Cap Fund          84,861      1,933,156
Fidelity Commonwealth Trust Market
   Index Trust                              16,647      1,287,652
SSGA S&P 500 Index Fund                    132,356      2,929,047
T. Rowe Price Index Trust, Inc. Equity
   Index Fund                               50,428      1,497,219
Vanguard Index Trust 500 Portfolio          41,482      4,207,940
                                                      -----------
                                                       11,855,014
                                                      -----------


                                            Shares        Value
                                          ---------- --------------
Science & Technology
   Funds -- 7.05%
Alliance Technology Fund                    43,758    $ 2,645,658
Principal Preservation Technology 100
   Index Portfolio                          77,339      1,088,945
Seligman Communication &
   Information Fund, Inc.                   68,175      1,698,263
                                                      -----------
                                                        5,432,866
                                                      -----------
Small Company Growth
   Funds -- 11.93%
Bear Stearns Small Cap Value Fund
   Class A                                  58,754      1,316,099
Enterprise Group Funds, Inc. Small
   Company Portfolio Class A               116,009        983,759
Federated Index Trust Mini-Cap Fund         75,580      1,200,214
Kaufmann Fund, Inc.                        286,902      1,910,769
Putnam OTC Emerging Growth Fund            219,137      3,775,734
                                                      -----------
                                                        9,186,575
                                                      -----------
     Total Mutual Funds (cost
        $63,193,323)                                   76,413,502
                                                      -----------
     Total Investments (cost
        $63,849,323)                                  $77,024,702
                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1998


Assets:
 Investments at value (identified cost of $63,849,323)                                  $  77,024,702
 Cash                                                                                         251,168
 Other assets                                                                                  75,085
                                                                                        -------------
      Total assets                                                                         77,350,955
                                                                                        -------------
Liabilities:
 Accrued distribution fees                                                                     67,308
 Accrued advisory fees                                                                         27,734
 Other liabilities                                                                             82,763
                                                                                        -------------
      Total liabilities                                                                       177,805

        Net Assets                                                                      $  77,173,150
                                                                                        =============
Shares of beneficial interest outstanding (unlimited number of no par value shares          5,460,742
  authorized)

Net asset value, offering and redemption price per share outstanding                    $       14.13
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 1998


Investment Income:
 Dividends                                                         $  1,115,925
 Interest                                                                40,337
                                                                   ------------
      Total income                                                    1,156,262
                                                                   ------------
Expenses:
 Investment advisory fees                                               741,672
 Distribution fees                                                      741,672
 Transfer agent fees                                                    233,216
 Custodial fees                                                          23,494
 Professional fees                                                       45,066
 Registration fees                                                       16,616
 Trustee fees                                                            13,186
 Insurance                                                               30,246
 Shareholder reports                                                     22,628
 Miscellaneous                                                            6,570
                                                                   ------------
                                                                      1,874,366
 Less expenses waived by investment advisor                            (261,195)
                                                                   ------------
     Total expenses                                                   1,613,171
                                                                   ------------
     Net investment loss                                               (456,909)
                                                                   ------------
Realized and unrealized gain on investments:
 Net realized gain from security transactions                         5,004,312
 Capital gain distributions from mutual funds                         3,909,171
 Change in unrealized appreciation on investments                     3,926,788
                                                                   ------------
      Net realized and unrealized gain on investments                12,840,271
                                                                   ------------
        Net increase in net assets resulting from operations       $ 12,383,362
                                                                   ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 1998 and 1997



                                                                                     1998              1997
                                                                               ---------------   ---------------
Operations:
 Net investment loss                                                            $    (456,909)    $    (867,602)
 Net realized gain from security transactions                                       5,004,312         5,397,332
 Capital gain distributions from mutual funds                                       3,909,171         2,792,861
 Net change in unrealized appreciation on investments                               3,926,788        (2,016,057)
                                                                                -------------     -------------
      Increase in net assets resulting from operations                             12,383,362         5,306,534
                                                                                -------------     -------------
Distributions:
 From net realized gain on security transactions                                   (7,875,892)       (7,908,281)
                                                                                -------------     -------------
      Decrease in net assets resulting from distributions                          (7,875,892)       (7,908,281)
                                                                                -------------     -------------
Capital share transactions:
 Proceeds from sale of 555,387and 822,821 shares                                    7,758,789        10,920,862
 Value of 594,591 and 590,613 shares issued upon reinvestment of dividends          7,615,929         7,542,131
 Cost of 810,738 and1,169,419 shares redeemed                                     (11,426,062)      (15,450,717)
                                                                                -------------     -------------
      Increase in net assets resulting from capital share transactions              3,948,656         3,012,276
                                                                                -------------     -------------
      Total increase in net assets                                                  8,456,126           410,529
Net assets:
 Beginning of year                                                                 68,717,024        68,306,495
                                                                                -------------     -------------
 End of year                                                                    $  77,173,150     $  68,717,024
                                                                                =============     =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 1998



                                                                   1998         1997         1996         1995         1994
                                                               ------------ ------------ ------------ ------------ ------------
For a share outstanding throughout each year:
Net asset value, beginning of year                               $  13.42     $  14.00     $  12.48     $  12.32     $  11.86
                                                                 --------     --------     --------     --------     --------
Income from investment operations:
 Net investment loss                                                (0.08)       (0.17)       (0.14)       (0.10)       (0.21)
 Net realized and unrealized gain on investments                     2.36         1.25         2.67         1.37         1.25
                                                                 --------     --------     --------     --------     --------
      Total income from investment operations                        2.28         1.08         2.53         1.27         1.04
                                                                 --------     --------     --------     --------     --------
Distributions:
 From net realized gain on security transactions                    (1.57)       (1.66)       (1.01)       (1.11)       (0.58)
                                                                 --------     --------     --------     --------     --------
      Total distributions                                           (1.57)       (1.66)       (1.01)       (1.11)       (0.58)
                                                                 --------     --------     --------     --------     --------
        Net asset value, end of year                             $  14.13     $  13.42     $  14.00     $  12.48     $  12.32
                                                                 ========     ========     ========     ========     ========
Total return                                                        18.39%        8.32%       21.03%       11.28%        8.60%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)                         $ 77,173     $ 68,717     $ 68,306     $ 55,191     $ 46,958
 Ratio of expenses to average net assets(1)                          2.18%        2.18%        2.24%        2.06%        2.24%
 Ratio of net investment income (loss) to average net assets        (0.62)%      (1.31)%      (1.08)%      (1.50)%      (1.75)%
 Portfolio turnover rate                                               57%          84%          63%          91%          90%

-----------
(1) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.54%, 2.55%, 2.57%, 2.60% and 2.56%, respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $63,849,323, $13,175,379, $13,797,525 and $622,146, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies:, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see
   Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 1998, the Advisor waived $261,195 of its fees.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 1998, the Distributor received $261,195 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.


5. Investment Activity:

   For the year ended May 31, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $42,043,676 and $41,985,787, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Compostion of Net Assets:

     At May 31, 1998, net assets consisted of:


   Paid-in capital                                                               $ 58,557,485
   Accumulated net realized gain from security transactions                         5,440,286
   Unrealized appreciation on investments                                          13,175,379
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 77,173,150
                                                                                 ============

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $456,909 of net operating losses were reclassified to offset short-term capital gains during the year ended May 31, 1998. The results of operations and net assets were not affected by the reclassifications.

[PRICEWATERHOUSECOOPERS LOGO]




Report of Independent Accountants



To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
 Growth Fund:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Growth Fund (the "Fund"), including the schedule of investments, as of May 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Growth Fund as of May 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                       PRICEWATERHOUSECOOPERS LLP



Baltimore, Maryland
June 12, 1998

                     [CAPITAL INCOME GRAPH FROM M. SAVAGE]

                                CAP INC     MSCI        CPI
                    DATE         VALUE      VALUE      VALUE
                    ----         -----      -----      -----
                   31-May-88    $10,000    10,000     $10,000
                   31-May-89     10,330    11,420      10,536
                   31-May-90     10,288    12,242      10,996
                   31-May-91     11,279    12,396      11,540
                   31-May-92     12,126    12,615      11,889
                   31-May-93     13,257    14,438      12,272
                   31-May-94     13,891    15,903      12,553
                   31-May-95     15,708    17,643      12,953
                   31-May-96     18,481    20,883      13,318
                   31-May-97     22,625    24,551      13,626
                   31-May-98     28,350    29,728      13,855

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1998



                                           Shares        Value
                                         ---------- --------------
MUTUAL FUNDS -- 100.00%
Equity Income Funds -- 6.50%
Putnam Equity Income Fund New
   Class A                                 22,123    $   371,239
T. Rowe Price Equity Income Fund           13,572        373,378
                                                     -----------
                                                         744,617
                                                     -----------
European Region Funds -- 2.16%
Kemper Europe Fund Class A                  7,906        124,446
Pioneer Europe Fund Class A                 3,479        122,599
                                                     -----------
                                                         247,045
                                                     -----------
Financial Services Funds -- 5.53%
Pilgrim Regional Bank Shares, Inc.         23,000        634,110
                                                     -----------
Global Funds -- 1.67%
SoGen International Fund, Inc.              6,949        191,174
Growth Funds -- 4.92%
Alliance Fund, Inc. Class A                50,591        354,143
Vanguard Index Trust Total Stock
   Market Portfolio                         8,352        209,813
                                                     -----------
                                                         563,956
                                                     -----------
Growth and Income Funds -- 29.06%
American Century Income and Growth
   Fund                                    13,060    $   356,557
Mutual Series Fund, Inc. Beacon Fund        8,838        138,584
Neuberger & Berman Equity Funds
   Guardian Fund                            8,015        232,211
Principal Preservation Portfolios S&P
   100 Plus Portfolio                      52,406      1,629,324
Vanguard Index Trust Value Portfolio       20,935        476,076
Vanguard/Windsor Fund, Inc. Vanguard/
   Windsor II Portfolio                     2,951         95,725
Vista Mutual Fund Group Growth &
   Income Fund                              8,783        401,311
                                                     -----------
                                                       3,329,788
                                                     -----------
Income Funds -- 1.56%
Fidelity Advisor Series II High Yield
   Fund                                    13,899        179,166
                                                     -----------
International Funds -- 23.39%
Alliance International Fund, Inc.
   Class A                                 18,259        339,805

Alliance Worldwide Privatization
   Fund, Inc. Class A                      25,488    $   331,351
Princor World Fund, Inc. Class A          116,962      1,235,125
Templeton Foreign Fund, Inc.               72,806        773,203
                                                     -----------
                                                       2,679,484
                                                     -----------
S&P 500 Index Objective
   Funds -- 20.58%
Federated Index Trust Max-Cap Fund         10,739        244,654
Vanguard Index Trust 500 Portfolio         20,826      2,112,656
                                                     -----------
                                                       2,357,310
                                                     -----------
World Income Funds -- 4.63%
Alliance North American Government
   Income Trust, Inc. Class A              12,071         95,003
Bear Stearns Investment Trust Emerging
   Markets Debt Portfolio Class A          37,403        435,750
                                                     -----------
                                                         530,753
                                                     -----------
   Total investments (cost $9,472,947)               $11,457,403
                                                     ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1998



Assets:
 Investments at value (identified cost of $9,472,947)                                   $  11,457,403
 Cash                                                                                         142,721
 Other assets                                                                                  10,901
                                                                                        -------------
      Total assets                                                                         11,611,025
                                                                                        -------------
Liabilities:
 Accrued distribution fees                                                                      4,937
 Other liabilities                                                                             14,032
                                                                                        -------------
      Total liabilities                                                                        18,969
                                                                                        -------------
        Net assets                                                                      $  11,592,056
                                                                                        =============
Shares of beneficial interest outstanding (unlimited number of no par value shares            504,806
  authorized)                                                                           =============

Net asset value, offering and redemption price per share outstanding                    $       22.96
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 1998



Investment income:
 Dividends                                                         $   210,804
 Interest                                                                9,646
                                                                   -----------
      Total income                                                     220,450
                                                                   -----------
Expenses:
 Investment advisory fees                                               58,321
 Distribution fees                                                      48,601
 Transfer agent fees                                                    38,724
 Custodial fees                                                          4,371
 Professional fees                                                      17,888
 Registration fees                                                      17,637
 Trustee fees                                                            2,129
 Insurance                                                               4,840
 Shareholder reports                                                     6,618
 Miscellaneous                                                           1,942
                                                                   -----------
                                                                       201,071
 Less expenses waived by investment advisor                            (58,321)
                                                                   -----------
     Total expenses                                                    142,750
                                                                   -----------
     Net investment income                                              77,700
                                                                   -----------
Realized and unrealized gain on investments:
 Net realized gain from security transactions                          531,899
 Capital gain distributions from mutual funds                          650,304
 Change in unrealized appreciation on investments                      867,042
                                                                   -----------
      Net realized and unrealized gain on investments                2,049,245
                                                                   -----------
        Net increase in net assets resulting from operations       $ 2,126,945
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 1998 and 1997



                                                                                   1998              1997
                                                                             ---------------   ---------------
Operations:
 Net investment income                                                        $     77,700      $    101,568
 Net realized gain from security transactions                                      531,899           114,354
 Capital gain distributions from mutual funds                                      650,304           330,087
 Net change in unrealized appreciation on investments                              867,042           630,186
                                                                              ------------      ------------
      Increase in net assets resulting from operations                           2,126,945         1,176,195
                                                                              ------------      ------------
Distributions:
 From net investment income                                                       (137,628)         (141,336)
 From net realized gain on security transactions                                  (619,051)         (289,331)
                                                                              ------------      ------------
      Decrease in net assets resulting from distributions                         (756,679)         (430,667)
                                                                              ------------      ------------
Capital share transactions:
 Proceeds from sale of 123,986 and 231,628 shares                                2,750,079         4,353,629
 Value of 34,684 and 20,945 shares issued upon reinvestment of dividends           715,156           390,402
 Cost of 60,388 and 97,374 shares redeemed                                      (1,341,259)       (1,808,679)
                                                                              ------------      ------------
      Increase in net assets resulting from capital share transactions           2,123,976         2,935,352
                                                                              ------------      ------------
      Total increase in net assets                                               3,494,242         3,680,880
Net assets:
 Beginning of year                                                               8,097,814         4,416,934
                                                                              ------------      ------------
 End of year                                                                  $ 11,592,056      $  8,097,814
                                                                              ============      ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 1998



                                                                   1998         1997         1996         1995         1994
                                                               ------------ ------------ ------------ ------------ ------------
For a share outstanding throughout each year:
Net asset value, beginning of year                               $  19.92    $  17.57     $  17.21     $  16.34      $  16.06
                                                                 --------    --------     --------     --------      --------
Income from investment operations:
 Net investment income (loss)                                       0.16         0.32         0.34         0.35         (0.01)
 Net realized and unrealized gain on investments                    4.64         3.49         2.57         1.64          0.78
                                                                 --------    --------     --------     --------      --------
      Total income from investment operations                       4.80         3.81         2.91         1.99          0.77
                                                                 --------    --------     --------     --------      --------
Distributions:
 From net investment income                                        (0.30)       (0.48)       (0.28)       (0.36)
 From net realized gain on security transactions                   (1.46)       (0.98)       (2.27)       (0.76)        (0.49)
                                                                 --------    ---------    ---------    ---------     --------
      Total distributions                                          (1.76)       (1.46)       (2.55)       (1.12)        (0.49)
                                                                 --------    ---------    ---------    ---------     --------
        Net asset value, end of year                             $ 22.96    $   19.92     $  17.57     $  17.21      $  16.34
                                                                 ========    =========    =========    =========     ========
Total return                                                       25.30%       22.43%       17.65%       13.08%         4.79%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)                         $11,592    $   8,098     $  4,417     $  3,031      $  2,964
 Ratio of expenses to average net assets(1)                         1.47%        1.77%        2.22%        2.05%         2.12%
 Ratio of net investment income (loss) to average net assets        0.80%        1.84%        1.43%        0.75%        (0.06)%
 Portfolio turnover rate                                              33%          67%          40%          65%           17%

-----------
(1) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.07%, 2.38%, 2.82%, 2.65% and 2.72%, respectively.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $9,472,947, $1,984,456, $2,104,300 and $119,844, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 1998, the Advisor waived all of its fees in the amount of $58,321.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 1998, the Distributor received $29,234 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.


5. Investment Activity:

   For the year ended May 31, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $5,240,331 and $3,107,281, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Composition of Net Assets:

     At May 31, 1998, net assets consisted of:

   Paid-in capital                                                               $  8,864,216
   Accumulated net realized gain from security transactions                           743,384
   Unrealized appreciation on investments                                           1,984,456
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 11,592,056
                                                                                 ============

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $8,529 of ordinary income distributions were reclassified to paid in capital during the year ended May 31, 1998. The results of operations and net assets were not affected by the reclassification.

[PRICEWATERHOUSECOOPERS LOGO]




Report of Independent Accountants



To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
 Capital Income Fund:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Capital Income Fund (the "Fund"), including the schedule of investments, as of May 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Capital Income Fund as of May 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                       PRICEWATERHOUSECOOPERS LLP



Baltimore, Maryland
June 12, 1998

                 [MULTIPLE INDEX GRAPH TO COME FROM M. SAVAGE]

                               MULTIPLE     MSCI        CPI
                    DATE         INDEX      VALUE      VALUE
                    ----         -----      -----      -----
                  02-Jul-97     $10,000    $10,000    $10,000
                  31-Jul-97      10,330     10,226     10,012
                  31-Aug-97       9,800      9,544     10,031
                  30-Sep-97      10,260     10,064     10,056
                  31-Oct-97       9,810      9,536     10,081
                  30-Nov-97      10,020      9,707     10,075
                  31-Dec-97      10,205      9,826     10,062
                  31-Jan-98      10,185     10,101     10,081
                  28-Feb-98      10,915     10,786     10,100
                  31-Mar-98      11,402     11,243     10,119
                  30-Apr-98      11,514     11,354     10,137
                  31-May-98      11,199     11,271     10,156

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 1998



                                                                               Shares         Value
                                                                              --------   --------------
MUTUAL FUNDS -- 100.00%
Capital Appreciation Funds -- 3.58%
Rydex Series Trust OTC Fund                                                     3,893     $   105,094
Emerging Markets Funds -- 3.19%
Vanguard International Equity Index Fund, Inc. Emerging Markets Portfolio      10,191          93,868
                                                                                          -----------
European Region Funds -- 14.66%
BT EAFE Equity Index Fund                                                       9,424         104,421
Invesco Specialty Funds, Inc. European Small Company Fund                       3,184          50,382
T. Rowe Price International Funds, Inc. European Fund                          11,581         275,766
                                                                                          -----------
                                                                                              430,569
                                                                                          -----------
Growth Funds -- 5.16%
Vanguard Index Trust Total Stock Market Portfolio                               6,032         151,539
                                                                                          -----------
Growth and Income Funds -- 2.22%
ASM Index 30 Fund                                                               3,296          65,110
                                                                                          -----------
International Funds -- 2.77%
Vanguard Total International Index Fund                                         7,337          81,522
                                                                                          -----------
Mid-Cap Funds -- 12.58%
Federated Index Trust Mid-Cap Fund                                              8,680         154,162
Vanguard Index Trust Extended Market Portfolio                                  6,576         215,374
                                                                                          -----------
                                                                                              369,536
                                                                                          -----------
Pacific Region Funds -- 0.31%
Vanguard International Equity Index Fund, Inc. Pacific Portfolio                1,271           9,231
                                                                                          -----------
S&P 500 Index Objective Funds -- 47.28%
Federated Index Trust Max-Cap Fund                                             30,589         696,833
SSGA S&P 500 Index Fund                                                        16,765         371,014
Vanguard Index Trust 500 Portfolio                                              3,167         321,350
                                                                                          -----------
                                                                                            1,389,197
                                                                                          -----------
Science & Technology Funds -- 5.18%
Principal Preservation Tech 100 Index Portfolio                                10,814         152,266
                                                                                          -----------
Small Company Growth Funds -- 3.07%
Federated Index Trust Mini-Cap Fund                                             5,673          90,089
                                                                                          -----------
  Total Investments (cost $2,786,724)                                                     $ 2,938,021
                                                                                          ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1998


Assets:
 Investments at value (identified cost of $2,786,724)                                   $  2,938,021
 Cash                                                                                         82,976
 Other assets                                                                                 64,037
                                                                                        ------------
      Total assets                                                                         3,085,034
                                                                                        ------------
Liabilities:
 Other liabilities                                                                             4,853
                                                                                        ------------
      Total liabilities                                                                        4,853
                                                                                        ------------
        Net assets                                                                      $  3,080,181
                                                                                        ============
Shares of beneficial interest outstanding (unlimited number of no par value shares           278,887
  authorized)                                                                           ============

Net asset value, offering and redemption price per share outstanding                    $      11.04
                                                                                        ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                       for the period from July 2, 1998
                 (commencement of operations) to May 31, 1998


Investment income:
 Dividends                                                         $  17,870
 Interest                                                              1,644
                                                                   ---------
      Total income                                                    19,514
                                                                   ---------
Expenses:
 Investment advisory fees                                             11,631
 Transfer agent fees                                                  10,560
 Custodial fees                                                        2,070
 Professional fees                                                     6,899
 Registration fees                                                     6,863
 Trustee fees                                                            250
 Insurance                                                               976
 Shareholder reports                                                   2,549
 Organizational expenses                                               7,011
 Miscellaneous                                                         1,135
                                                                   ---------
                                                                      49,944
 Less expenses waived/reimbursed by investment advisor               (37,056)
                                                                   ---------
     Total expenses                                                   12,888
                                                                   ---------
     Net investment income                                             6,626
                                                                   ---------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                            (29)
 Capital gain distributions from mutual funds                         88,452
 Change in unrealized appreciation on investments                    151,297
                                                                   ---------
      Net realized and unrealized gain on investments                239,720
                                                                   ---------
        Net increase in net assets resulting from operations       $ 246,346
                                                                   =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF CHANGES IN NET ASSETS
                       for the period from July 2, 1997
                 (commencement of operations) to May 31, 1998


Operations:
 Net investment income                                                       $     6,626
 Net realized loss from security transactions                                        (29)
 Capital gain distributions from mutual funds                                     88,452
 Net change in unrealized appreciation on investments                            151,297
                                                                             -----------
      Increase in net assets resulting from operations                           246,346
                                                                             -----------
Distributions:
 From net investment income                                                       (6,626)
 From net realized gain on security transactions                                 (22,680)
                                                                             -----------
      Decrease in net assets resulting from distributions                        (29,306)
                                                                             -----------
Capital share transactions:
 Proceeds from sale of 296,136 shares                                          3,054,036
 Value of 2,752 shares issued upon reinvestment of dividends                      27,626
 Cost of 20,001 shares redeemed                                                 (218,521)
                                                                             -----------
      Increase in net assets resulting from capital share transactions         2,863,141
                                                                             -----------
      Total increase in net assets                                             3,080,181
Net assets:
 Beginning of period                                                                 -0-
                                                                             -----------
 End of period                                                               $ 3,080,181
                                                                             ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                             FINANCIAL HIGHLIGHTS
                     for the period ended May 31, 1998(2)


For a share outstanding throughout the period:
Net asset value, beginning of period                       $  10.00
                                                           --------
Income from investment operations:
 Net investment income                                        0.03
 Net realized and unrealized gain on investments              1.16
                                                           --------
      Total income from investment operations                 1.19
                                                           --------
Distribution:
 From net investment income                                  (0.03)
 From net realized gain on security transactions             (0.12)
                                                           --------
      Total distributions                                    (0.15)
                                                           --------
        Net asset value, end of period                     $ 11.04
                                                           ========
Total return                                                 11.99%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                 $ 3,080
 Ratio of expenses to average net assets                      0.71%
 Ratio of net investment income to average net assets         0.36%
 Portfolio turnover rate                                        49%

-----------
(1) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 2.75%.

(2) Commencement of operations was July 2, 1997.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its ojbective by investing at least 65% of its total assets in shares of other open-end investment companies whose portfolios mirror those of one index or another of market securities.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Organizaiton Expenses

     Costs incurred by the Fund in connection with its organization and initial registration are included in other assets and are being amortized evenly over two years. At May 31, 1998, such unamortized costs amounted to $8,133.

     d. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $2,794,022, $143,999, $179,906 and $35,907, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund. For the period ended May 31, 1998, the Advisor waived all of its advisory fees in the amount of $11,631. In addition, the Advisor reimbursed $25,425 of the Fund's operating expenses.


4. Investment Activity:

   For the period ended May 31, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $3,633,632 and $846,879, respectively.


5. Composition of Net Assets:

     At May 31, 1998, net assets consisted of:


   Paid-in capital                                                               $ 2,863,141
   Accumulated net realized gain from security transactions                           65,743
   Unrealized appreciation on investments                                            151,297
                                                                                 -----------
         Net assets applicable to outstanding shares of beneficial interest      $ 3,080,181
                                                                                 ===========

   Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

[PRICEWATERHOUSECOOPERS LOGO]




Report of Independent Accountants



To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
 Multiple Index Trust:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Multiple Index Trust (the "Trust"), including the schedule of investments, as of May 31, 1998, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from July 2, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Multiple Index Trust as of May 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 2, 1997 (commencement of operations) to May 31, 1998, in conformity with generally accepted accounting principles.



                       PRICEWATERHOUSECOOPERS, LLP



Baltimore, Maryland
June 12, 1998

                [YORKTOWN CLASSIC GRAPH TO COME FROM M. SAVAGE]

                               YORKTOWN     S&P 500       CPI
                   DATE          VALUE       VALUE       VALUE
                   ----          -----       -----       -----
                02-Nov-92      $10,000      $10,000     $10,000
                31-May-93       10,340       10,946      10,169
                31-May-94       10,129       11,412      10,402
                31-May-95       13,239       13,716      10,734
                31-May-96       14,081       17,616      11,036
                31-May-97       16,980       22,798      11,319
                31-May-98       19,192       29,793      11,481

                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1998



                                          Shares          Value
                                       -----------   --------------
COMMON STOCKS -- 100.00%
Aircraft & Aerospace -- 2.12%
United Technologies, Inc.                  3,800      $   357,200
                                                      -----------
Banks -- 6.47%
Chase Manhatten Corp.                      4,000          543,750
J. P. Morgan & Co., Inc.                   4,400          546,425
                                                      -----------
                                                        1,090,175
                                                      -----------
Candy & Gum -- 5.46%
Hershey Foods Corp.                       13,300          921,025
                                                      -----------
Chemicals -- 3.16%
PPG Industries, Inc.                       7,300          531,988
                                                      -----------
Computers -- 12.40%
International Business Machines,
   Inc.                                   17,800        2,089,275
                                                      -----------
Drugs -- 12.20%
Bristol Myers Squibb Co.                   8,400          903,000
Merck & Co., Inc.                          6,900          807,731
Pfizer, Inc.                               3,300          345,881
                                                      -----------
                                                        2,056,612
                                                      -----------
Electrical Equipment -- 1.88%
General Electric Co.                       3,800          316,825
                                                      -----------
Finance -- 6.05%
American Express Co.                       3,900          400,238
Fannie Mae                                 4,000          239,500
Keycorp                                   10,000          379,375
                                                      -----------
                                                        1,019,113
                                                      -----------
Food Processing -- 2.35%
BestFoods                                  7,000          395,062
                                                      -----------
Insurance -- 8.20%
Chubb Corp.                                8,700          692,194
TransAmerica Corporation                   6,000          690,000
                                                      -----------
                                                        1,382,194
                                                      -----------


                                         Shares          Value
                                         ------      -----------
Machinery and Equipment --
   7.05%
Caterpillar, Inc.                          8,600      $   472,462
Dover Corp.                                7,000          262,500
Parker Hannifin Corp.                     11,050          453,741
                                                      -----------
                                                        1,188,703
                                                      -----------
Office Equipment and
   Supplies -- 3.84%
Xerox Corp.                                6,300          647,325
                                                      -----------
Oil -- 3.60%
Exxon Corp.                                8,600          606,300
                                                      -----------
Publishing -- 2.32%
McGraw-Hill Companies, Inc.                5,000          390,938
Railroads -- 9.12%
Norfolk Southern Corp.                    49,100        1,537,444
                                                      -----------
Retail - Discount &
   Variety -- 2.46%
WalMart Stores, Inc.                       7,500          413,906
                                                      -----------
Securities Brokerage -- 2.38%
Eaton Vance Corp.                          4,700          211,206
Pioneer Group, Inc.                        6,700          190,531
                                                      -----------
                                                          401,737
                                                      -----------
Soaps & Cleaners -- 4.40%
Procter & Gamble Co.                       8,834          741,504
                                                      -----------
Telecommunications -- 2.34%
Sprint Corp.                               5,500          394,625
                                                      -----------
Textiles -- 2.20%
Paxar Corp.                               30,000          371,250
                                                      -----------
        Total Investments
  (cost $14,091,892)                                  $16,853,201
                                                      ===========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1998



Assets:
 Investments at value (identified cost of $14,091,892)                                  $ 16,853,201
 Cash                                                                                         46,886
 Other assets                                                                                 53,399
                                                                                        ------------
      Total assets                                                                        16,953,486
                                                                                        ------------
Liabilities:
 Accrued distribution fees 10,777
 Accrued advisory fees                                                                         8,981
 Securities purchased under loan agreement                                                 3,228,550
 Accrued interest expense                                                                     21,590
 Other liabilities                                                                            20,019
                                                                                        ------------
      Total liabilities                                                                    3,289,917
                                                                                        ------------
        Net Assets                                                                      $ 13,663,569
                                                                                        ============
Shares of Beneficial Interest Outstanding (unlimited number of no par value shares           916,722
  authorized)                                                                           ============

Net Asset Value, Offering and Redemption Price Per Share Outstanding                    $      14.90
                                                                                        ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 1998



Investment Income:
 Dividends                                                        $  336,154
 Interest                                                              1,830
                                                                  ----------
      Total income                                                   337,984
                                                                  ----------
Expenses:
 Investment advisory fees                                            125,827
 Distribution fees                                                   125,827
 Transfer agent fees                                                  52,797
 Custodial fees                                                       10,749
 Professional fees                                                    21,683
 Registration fees                                                    18,732
 Trustee fees                                                          2,129
 Insurance                                                             6,862
 Shareholder reports                                                   6,442
 Miscellaneous                                                         2,323
                                                                  ----------
                                                                     373,371
 Less expenses waived by investment advisor                          (20,971)
                                                                  ----------
     Total operating expenses                                        352,400
 Interest expense                                                    413,693
                                                                  ----------
     Total expenses                                                  766,093
                                                                  ----------
     Net investment loss                                            (428,109)
                                                                  ----------
Realized and Unrealized Gain on Investments:
 Net realized gain from security transactions                      2,342,121
 Change in unrealized appreciation on investments                   (262,014)
                                                                  ----------
      Net realized and unrealized gain on investments              2,080,107
                                                                  ----------
        Net increase in net assets resulting from operations      $1,651,998
                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                        for the year ended May 31, 1998



Net Increase (Decrease) in Cash:
 Cash flows from operating activities:
  Dividends and interest received                                                     $     339,759
  Operating expenses paid                                                                  (343,424)
                                                                                      -------------
  Interest paid                                                                                               (414,712)
                                                                                                         -------------
      Net cash used in operating activities                                                              $    (418,377)
                                                                                                         -------------
 Cash flows from investing activities:
  Purchase of portfolio securities                                                                         (28,551,815)
  Proceeds from disposition of portfolio securities                                                         31,827,911
                                                                                                         -------------
      Net cash provided by investing activities                                                              3,276,096
                                                                                                         -------------
      Net cash provided by operating and investing activities                                                2,857,719
 Cash flows from financing activities:
  Borrowings under loan agreement                                                        10,892,639
  Repayments under loan agreement                                                       (12,681,579)
  Receipts for shareholder purchases and reinvested distributions                         3,530,171
  Payments for shareholder redemptions and distributions                                 (4,575,102)
                                                                                      -------------
      Net cash used in financing activities                                                                 (2,833,871)
                                                                                                         -------------
Net increase in cash                                                                                            23,848
Cash at beginning of year                                                                                       23,038
                                                                                                         -------------
      Cash at the end of year                                                                            $      46,886
                                                                                                         =============
Reconciliation of Net Increase in Net Assets from Operations to Net Cash Provided by Operating and Investing Activities:
 Increase in net assets from operations                                                                  $   1,651,998
 Decrease in investments-net                                                          $   3,177,187
 Decrease in receivable for securities sold                                                 275,343
 Decrease in liability for securities purchased                                            (176,434)
 Decrease in other assets                                                                       991
 Increase in accrued expenses and other liabilities                                           8,741
 Net realized gain                                                                       (2,342,121)
 Net unrealized depreciation                                                                262,014
                                                                                      -------------
      Total adjustments                                                                                      1,205,721
                                                                                                         -------------
       Net cash provided by operating and investing activities                                           $   2,857,719
                                                                                                         =============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 1998 and 1997



                                                                                            1998              1997
                                                                                      ---------------   ---------------
Operations:
 Net investment loss                                                                   $   (428,109)     $   (232,482)
 Net realized gain from security transactions                                             2,342,121            98,970
 Net change in unrealized appreciation on investments                                      (262,014)        2,292,605
                                                                                       ------------      ------------
      Increase in net assets resulting from operations                                    1,651,998         2,159,093
                                                                                       ------------      ------------
Distributions:
 From net realized gains on security transactions                                          (977,103)         (158,577)
                                                                                       ------------      ------------
      Decrease in net assets resulting from distributions                                  (977,103)         (158,577)
                                                                                       ------------      ------------
Capital Share Transactions:
 Proceeds from sale of 174,926 and 302,614 shares                                         2,573,311         3,750,533
 Value of 71,927 and 12,635 shares issued upon reinvestment of dividends                    958,024           152,889
 Cost of 247,792 and 153,825 shares redeemed                                             (3,602,549)       (1,915,839)
                                                                                       ------------      ------------
      Increase (decrease) in net assets resulting from capital share transactions           (71,214)        1,987,583
                                                                                       ------------      ------------
      Total increase in net assets                                                          603,681         3,988,099
Net assets:
 Beginning of year                                                                       13,059,888         9,071,789
                                                                                       ------------      ------------
 End of year                                                                           $ 13,663,569      $ 13,059,888
                                                                                       ============      ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 1998



                                                                   1998         1997         1996         1995         1994
                                                               ------------ ------------ ------------ ------------ ------------
For a share outstanding throughout each year:
Net asset value, beginning of year                               $  14.23     $  12.00     $  12.98     $  10.12     $  10.34
                                                                 --------     --------     --------     --------     --------
Income from investment operations:
 Net investment income (loss)                                       (0.47)       (0.25)       (0.28)       (0.28)        0.06
 Net realized and unrealized gain (loss) on investments              2.19         2.69         0.93         3.33        (0.27)
                                                                 --------     --------     --------     --------     --------
      Total income (loss) from investment operations                 1.72         2.44         0.65         3.05        (0.21)
                                                                 --------     --------     --------     --------     --------
Distributions:
 From net investment income                                                                                (0.07)       (0.01)
 From net realized gain on security transactions                    (1.05)       (0.21)       (1.63)       (0.12)
                                                                 --------     --------     --------     --------
      Total distributions                                           (1.05)       (0.21)       (1.63)       (0.19)       (0.01)
                                                                 --------     --------     --------     --------     --------
        Net asset value, end of year                             $  14.90     $  14.23     $  12.00     $  12.98     $  10.12
                                                                 ========     ========     ========     ========     ========
Total return(1)                                                     13.02%       20.59%        6.36%       30.70%       (2.04)%
Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)                         $ 13,664     $ 13,060     $  9,072     $  6,490     $  5,323
 Ratio of operating expenses to average net assets(3)                2.54%        2.65%        2.68%        2.39%        1.99%
 Ratio of total expenses to average net assets(4)                    5.52%        5.20%        6.22%        5.79%        4.49%
 Ratio of net investment income (loss) to average net assets        (3.08)%      (2.50)%      (2.67)%      (2.60)%       0.76%
 Portfolio turnover rate                                              145%         115%         145%         220%         170%

-----------
(1) Does not reflect contingent deferred sales charge.

(2) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.69%, 2.80%, 2.87%, 2.95% and 2.69%, respectively.

(3) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 5.67%, 5.35%, 6.41%, 6.34% and 5.19%, respectively


The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1998, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $14,122,035, $2,731,166, $2,908,196 and $177,030, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Borrowings

     The Fund is permitted to borrow up to one-third of the value of its net assets for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 1998, the balance due for securities purchased through leveraging was $3,228,550. The average daily balance during the year ended May 31, 1998 was $5,796,073 or $6.19 per share, based on average shares outstanding of 936,316. The maximum amount of borrowings outstanding at any month-end during the year was $6,699,028. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

     Interest is charged at a rate of 1.50% plus the brokers loan call rate (7.125% as of May 31, 1998). Such interest amounted to $413,693 for the year ended May 31, 1998.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 2% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.


5. Investment Activity:

   For the year ended May 31, 1998, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $28,375,381 and $31,552,568, respectively.

                         YORKTOWN CLASSIC VALUE TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued


6. Composition of Net Assets:

     At May 31, 1998, net assets consisted of:


   Paid-in capital                                                               $  9,794,875
   Accumulated net realized gain from security transactions                         1,107,385
   Unrealized appreciation on investments                                           2,761,309
                                                                                 ------------
         Net assets applicable to outstanding shares of beneficial interest      $ 13,663,569
                                                                                 ============

   In order for the Fund's capital accounts and distributions to reflect the tax character of certain transactions, $107,242 of net operating losses were reclassified to paid-in capital and $320,867 of net operating losses were reclassified to accumulated realized gains during the year ended May 31, 1998. The results of operations and net assets were not affected by the reclassification.

[PRICEWATERHOUSECOOPERS LOGO]




Report of Independent Accountants



To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
     Yorktown Classic Value Trust:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Yorktown Classic Value Trust (the "Fund"), including the schedule of investments, as of May 31, 1998, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Yorktown Classic Value Trust as of May 31, 1998, the results of its operations, its cash flows, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



                       PRICEWATERHOUSECOOPERS, LLP



Baltimore, Maryland
June 12, 1998

                [TREASURIES TRUST GRAPH TO COME FROM M. SAVAGE]

Since Inception:   9.33%

                              TREASURIES    LEHMAN       CPI
                    DATE        TRUST       INTERM      VALUE
                    ----        -----       ------      -----
                 02-Jul-97     $10,000     $10,000     $10,000
                 31-Jul-97      10,180      10,184      10,012
                 31-Aug-97       9,930      10,145      10,031
                 30-Sep-97      10,140      10,256      10,056
                 31-Oct-97      10,381      10,376      10,081
                 30-Nov-97      10,381      10,398      10,075
                 31-Dec-97      10,543      10,482      10,062
                 31-Jan-98      10,778      10,618      10,081
                 28-Feb-98      10,686      10,607      10,100
                 31-Mar-98      10,737      10,639      10,119
                 30-Apr-98      10,758      10,686      10,137
                 31-May-98      10,933      10,760      10,156

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                                 May 31, 1998



                                                       Principal          Value
                                                    --------------   --------------
U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Stripped Interest Payment
     Due 5/15/2005                                   $   683,000      $   463,613
     Due 8/15/2005                                     2,997,000        2,005,830
     Due 5/15/2007                                       198,000          119,601
     Due 5/15/2008                                     2,017,000        1,146,118
                                                     -----------      -----------
       Total investments (cost $3,689,866)           $ 5,895,000      $ 3,735,162
                                                     ===========      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 May 31, 1998


Assets:
 Investments at value (identified cost of $3,689,866)                                    $  3,735,162
 Cash                                                                                          77,141
 Other assets                                                                                  36,923
                                                                                         ------------
      Total assets                                                                          3,849,226
                                                                                         ------------
Liabilities:
 Other liabilities                                                                              5,392
                                                                                         ------------
      Total liabilities                                                                         5,392
                                                                                         ------------
        Net assets                                                                       $  3,843,834
                                                                                         ============

 Shares of beneficial interest outstanding (unlimited number of no par value shares           361,475
  authorized)                                                                            ============

 Net asset value, offering and redemption price per share outstanding                    $      10.63
                                                                                         ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                for the period from July 2, 1997 (commencement
                        of operations) to May 31, 1998


Investment income:
 Interest                                                                   $ 110,774
                                                                            ---------

Expenses:
 Investment advisory fees                                                       6,060
 Transfer agent fees                                                           13,094
 Custodial fees                                                                 1,371
 Professional fees                                                              7,214
 Registration fees                                                             10,158
 Trustee fees                                                                     250
 Insurance                                                                        887
 Shareholder reports                                                            2,455
 Organizational expenses                                                        7,011
 Miscellaneous                                                                  1,081
                                                                            ---------
                                                                               49,581
 Less expenses waived/reimbursed by investment advisor and distributor        (35,601)
                                                                            ---------
     Total expenses                                                            13,980
                                                                            ---------
     Net investment income                                                     96,794
                                                                            ---------
Realized and unrealized gain (loss) on investments:
    Net realized gain from security transactions                                1,074
    Change in unrealized appreciation on investments                           45,296
                                                                            ---------
      Net realized and unrealized gain on investments                          46,370
                                                                            ---------
        Net increase in net assets resulting from operations                $ 143,164
                                                                            =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF CHANGES IN NET ASSETS
                       for the period from July 2, 1997
                 (commencement of operations) to May 31, 1998


Operations:
 Net investment income                                                       $    96,794
 Net realized gain from security transactions                                      1,074
 Net change in unrealized appreciation on investments                             45,296
      Increase in net assets resulting from operations                           143,164
                                                                             -----------
Distributions from:
 Net investment income                                                           (45,459)
                                                                             -----------
      Decrease in net assets resulting from distributions                        (45,459)
Capital share transactions:
 Proceeds from sale of 396,805 shares                                          4,112,679
 Value of 4,334 shares issued upon reinvestment of dividends                      44,776
 Cost of 39,664 shares redeemed                                                 (411,326)
                                                                             -----------
      Increase in net assets resulting from capital share transactions         3,746,129
                                                                             -----------
      Total increase in net assets                                             3,843,834
Net assets:
 Beginning of period                                                                 -0-
                                                                             -----------
 End of period                                                               $ 3,843,834
                                                                             ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS
                      for the period ended May 31, 1998(2)



For a share outstanding throughout the period:
Net asset value, beginning of year/period                  $  10.00
                                                           --------
Income from investment operations:
 Net investment income                                         0.43
 Net realized and unrealized gain on investments               0.49
                                                           --------
      Total income from investment operations                  0.92
                                                           --------
Distributions:
 From net investment income                                   (0.29)
                                                           ---------
      Total distributions                                     (0.29)
                                                           ---------
        Net asset value, end of period                     $  10.63
                                                           =========
Total return                                                   9.33%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                 $  3,844
 Ratio of expenses to average net assets(1)                    0.84%
 Ratio of net investment income to average net assets          5.85%
 Portfolio turnover rate                                          3%

-----------
(1) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 2.99%.

(2) Commencement of operations was July 2, 1997.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of six separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Organization Expenses

     Costs incurred by the Fund in connection with its organization and initial registration are included in other assets and are being amortized evenly over two years. At May 31, 1998, such unamortized costs amounted to $8,133.

     d. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of May 31, 1998, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation with respect to each security where there is an excess of value over tax cost were $3,689,866 and $45,296, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

     f. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. For the period ended May 31, 1998, the Advisor waived all of its fees in the amount of $6,060. In addition, the Advisor reimbursed $29,541 of the Fund's operating expenses.


4. Investment Activity:

   For the year ended May 31, 1998, purchases and sales of U.S. government obligations amounted to $3,630,744 and $50,339, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.


5. Composition of Net Assets:

     At May 31, 1998, net assets consisted of:


   Paid-in capital                                                               $ 3,746,129
   Accumulated net investment income                                                  51,335
   Accumulated net realized gain from security transactions                            1,074
   Unrealized appreciation on investments                                             45,296
                                                                                 -----------
         Net assets applicable to outstanding shares of beneficial interest      $ 3,843,834
                                                                                 ===========

[PRICEWATERHOUSECOOPERS LOGO]




Report of Independent Accountants



To the Board of Trustees of American Pension Investors Trust and the Shareholders of American Pension Investors Trust
 Treasuries Trust:

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust Treasuries Trust (the "Trust"), including the schedule of investments, as of May 31, 1998, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from July 2, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Pension Investors Trust Treasuries Trust as of May 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 2, 1997 (commencement of operations) to May 31, 1998, in conformity with generally accepted accounting principles.



                       PRICEWATERHOUSECOOPERS, LLP



Baltimore, Maryland
June 12, 1998

EXECUTIVE OFFICES
American Pension Investors Trust
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

INVESTMENT ADVISOR
Yorktown Management & Research Company, Inc.
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

DISTRIBUTOR
Yorktown Distributors, Inc.
P.O. Box 2529
2303 Yorktown Avenue
Lynchburg, Virginia 24501
(800) 544-6060

CUSTODIANS
MainStreet Trust Company
P.O. Box 5228
Martinsville, Virginia 24115

Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540-6231

INDEPENDENT AUDITORS
PricewaterhouseCoopers, LLP
250 West Pratt Street
Baltimore, Maryland 21201

This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus.